Note 5 - Loss Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Earnings Per Share [Text Block]
NOTE 5 - LOSS PER SHARE

The following table presents the shares used in the basic and diluted loss per common share computations:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015
Numerator:
Net loss available in basic and diluted calculation	$(1,055,593)	$(1,116,402)	$(5,793,242)	$(2,527,524)
Other comprehensive income:
Unrealized gain (loss) from marketable securities	(1,299)	-	4,579	-
Comprehensive (loss)	(1,056,892)	(1,116,402)	(5,788,663)	(2,527,524)
Denominator:
Weighted average common shares outstanding-basic	3,320,139	157,445	2,250,315	137,428

Effect of diluted stock options, warrants and preferred stock (1)	-	-	-	-
Weighted average common shares outstanding-basic	3,320,139	157,445	2,250,315	137,428
Loss per common share-basic and diluted	$(0.32)	$(7.09)	$(2.57)	$(18.39)

(1) The number of shares underlying options and warrants outstanding as of September 30, 2016 and September 30, 2015 are 222,600 and 343,554 respectively. The effect of the shares that would be issued upon exercise of such options, warrants and preferred stock has been excluded from the calculation of diluted loss per share because those shares are anti-dilutive.

NOTE 5 - LOSS PER SHARE

The following table presents the shares used in the basic and diluted loss per common share computations:

	Year Ended December 31,
	2015	2014
Numerator:
Net loss available in basic and diluted calculation	$(4,790,530)	$(6,833,568)

Denominator:
Weighted average common shares outstanding-basic	155,234	119,619

Effect of dilutive stock options, warrants and preferred stock (1)	-	-

Weighted average common shares outstanding-diluted	155,234	119,619

Loss per common share-basic and diluted	$(30.86)	$(57.13)

(1) The number of shares underlying options and warrants outstanding as of December 31, 2015 and December 31, 2014 are 354.447 and 37,972, respectively. The number of shares underlying the preferred stock as of December 31, 2015 is 75,921. The effect of the shares that would be issued upon exercise of such options, warrants and preferred stock has been excluded from the calculation of diluted loss per share because those shares are anti-dilutive.